Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Research and development expense	€ 49,174	€ 25,742	€ 136,591	€ 95,287
Depreciation and amortisation expense	€ 409,285	€ 178,781	1,158,662	534,017
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortisation expense			€ 1,795	€ 249